UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):
☑ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR
☐ Form N-CSR

For Period Ended: March 31, 2009

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended: ____________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ________________________

PART I -- REGISTRANT INFORMATION

Tongli Pharmaceuticals (USA), Inc.
Full Name of Registrant

136-14 Apt. 6D, Northern Blvd.
Address of Principal Executive Office (Street and Number)

Flushing, New York, NY 11354
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☑	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Tongli Pharmaceuticals (USA), Inc. (the “Company”) was unable to file its Annual Report on Form 10-K for the fiscal year ended March 31, 2009 on a timely basis for the following reasons:

The Company was unable to file its Annual Report on Form 10-K for the fiscal year ended March 31, 2009 (the “Form 10-K”) on a timely basis as a result of the fact that the Form 10-K will be the first for the Company and the Company required additional time to work internally with its staff and externally with its outside auditors to prepare and finalize the 10-K.  The Company fully expects to file its Form 10-K within the additional time allowed by this report.

PART IV -- OTHER INFORMATION

(1)           Name and telephone number of person to contact in regard to this notification

Ailing Zhao, Secretary	(718-321-8380)
(Name)	(Area Code) (Telephone Number)

(2)           Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☑ Yes ☐ No

(3)           Is it anticipated that any significant change in results of operations for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☑ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

On July 29, 2008, Aim Smart Corporation (“Aim Smart”) acquired the outstanding capital stock of the Company.  The Company is a holding company that owns, through a wholly-owned subsidiary, all of the registered capital of Harbin Tianmu Pharmaceuticals Co., Ltd. (“Tianmu Pharmaceuticals”), a corporation organized under the laws of The People’s Republic of China.  Tianmu Pharmaceuticals is engaged in the business of manufacturing and marketing pharmaceutical and health care products in The People’s Republic of China.  The acquisition was effected by the merger (the “Merger”) of the Company into a wholly-owned subsidiary of Aim Smart.  In exchange for the capital stock of the Company, Aim Smart issued to the shareholders of the Company 9,700,000 shares of its common stock, representing 96.7% of the outstanding shares of Aim Smart.  Immediately after the Merger, Aim Smart assigned ownership of the merged company to Hua Sky Investment Ltd. (“Hua Sky”).  Hua Sky is a wholly-owned subsidiary of Aim Smart, which was organized under the Business Companies Act of the British Virgin Islands.

As a result of this Merger, the results of operations of the Company for the fiscal year ending on March 31, 2009 will be significantly different than the results of operations for the previous fiscal year.

Cautionary Note on Forward-Looking Statements

This notification contains or may contain, among other things, certain forward-looking statements, within the meaning of the Private Securities Litigation Reform Act of 1995.  Such forward-looking statements involve significant risks and uncertainties.  Such statements may include, without limitation, statements with respect to the Company’s plans, objectives, projections, expectations and intentions and other statements identified by words such as “projects”, “may”, “could”, “would”, “should”, “believes”, “expects”, “anticipates”, “estimates”, “intends”, “plans” or similar expressions. These statements are based upon the current beliefs and expectations of the Company’s management and are subject to significant risks and uncertainties, including those detailed in the Company’s filings with the Securities and Exchange Commission.  Actual results may differ significantly from those set forth in the forward-looking statements.  These forward-looking statements involve certain risks and uncertainties that are subject to change based on various factors (many of which are beyond the Company’s control).  The Company disclaims any duty to update such forward-looking statements.

Tongli Pharmaceuticals (USA), Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 30, 2009	By:	/s/ Ailing Zhao
Name: Ailing Zhao
Title: Secretary

Instruction: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations. (See 18 U.S.C. 1001)